SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	14,000	$ 351,260
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	12	288,000
			639,260
	Total Preferred Stock (Cost $617,000)		639,260
	Asset Backed Securities — 9.7%
	Auto Receivables — 1.5%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	$ 128,917	129,686
[c]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	8,238	8,274
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	2,489	2,485
	Series 2022-3A Class C, 5.30% due 9/15/2027	168,114	168,257
[c]	Flagship Credit Auto Trust, Series 2022-4 Class B, 6.78% due 10/15/2027	450,000	452,523
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.954% (SOFR30A + 2.65%) due 11/15/2027	515,000	516,668
[c]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	497,616	497,519
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	2,528	2,531
	Octane Receivables Trust,
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	7,126	7,127
[c]	Series 2023-3A Class A2, 6.44% due 3/20/2029	240,258	241,834
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	84,030	83,930
[c]	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A Class A, 7.54% due 3/25/2032	18,704	18,843
[c]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	60,913	61,090
			2,190,767
	Credit Card — 0.8%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	201,425
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	318,485
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	277,347
[c]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	378,151
			1,175,408
	Other Asset Backed — 6.1%
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	166,082	166,729
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	131,553	129,784
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	51,858	52,269
[c]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	156,235	156,302
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	181,477	179,611
[c]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	497,190	499,053
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	429,167	433,738
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	360,000	361,077
[c]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/25/2028	500,000	503,540
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	305,000	303,507
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	95,114
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	140,952	139,156
[c]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	90,947	90,690
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	204,545	204,742
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	461,087	380,191
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	211,547	161,592
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	173,114	136,813
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	324,366	268,427
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.598% (SOFR90A + 2.25%) due 3/1/2027	16,165	16,191
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	152,046	152,930
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.689% (SOFR30A + 2.25%) due 12/25/2051	372,654	374,659
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	525,865	492,692
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	440,140	364,992
[c,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	91,732	78,875
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	27,555	28,145
[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	101,391	101,822
[c]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	126,609

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	$ 35,617	$ 35,860
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	36,431	35,668
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	267,507	262,027
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	71,457	71,438
	Pagaya AI Debt Trust,
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	167,437	168,530
[c]	Series 2023-6 Class C, 8.491% due 6/16/2031	207,113	208,430
[c]	Series 2024-3 Class A, 6.258% due 10/15/2031	46,540	46,719
[c]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	161,048
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	127,219	130,381
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,821
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	28,765	28,117
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	395,000	389,835
[c]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	190,591	197,233
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	245,308	242,163
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	377,009	380,400
	Upstart Securitization Trust,
[c]	Series 2021-2 Class C, 3.61% due 6/20/2031	60,245	59,939
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	149,652	149,926
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	386,877	387,347
			8,979,132
	Student Loan — 1.3%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	267,172	272,759
[c]	Commonbond Student Loan Trust, Series 18-CGS Class A1, 3.87% due 2/25/2046	446,816	432,415
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	42,058	38,675
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	183,763	190,083
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	288,505	290,334
[b]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.724% (TSFR1M + 0.40%) due 1/25/2033	423,196	409,624
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	248,415	228,473
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	48,939	42,471
			1,904,834
	Total Asset Backed Securities (Cost $14,143,941)		14,250,141
	Corporate Bonds — 31.6%
	Automobiles & Components — 0.2%
	Automobiles — 0.2%
[c]	Hyundai Capital America, 4.30% due 9/24/2027	285,000	282,729
			282,729
	Banks — 0.5%
	Banks — 0.5%
[b,d]	Mizuho Financial Group, Inc., 5.376% (H15T1Y + 1.12%) due 5/26/2030	207,000	212,746
	Santander Holdings USA, Inc.,
[b]	5.741% (SOFR + 1.88%) due 3/20/2031	206,000	211,498
[b]	6.174% (SOFR + 2.50%) due 1/9/2030	71,000	73,876
[b]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	277,000	285,983
			784,103
	Capital Goods — 1.1%
	Aerospace & Defense — 0.3%
[c]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	81,938
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	308,493
	Machinery — 0.6%
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	351,640
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	297,704
	Regal Rexnord Corp., 6.30% due 2/15/2030	274,000	287,127
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	269,000	283,811
			1,610,713
	Commercial & Professional Services — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Commercial Services & Supplies — 0.1%
	CoreCivic, Inc., 8.25% due 4/15/2029	$ 168,000	$ 178,276
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,845
	Professional Services — 0.1%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	33,304
[c]	Korn Ferry, 4.625% due 12/15/2027	75,000	74,598
			323,023
	Consumer Discretionary Distribution & Retail — 0.6%
	Broadline Retail — 0.2%
	MercadoLibre, Inc., 2.375% due 1/14/2026	296,000	291,655
	Specialty Retail — 0.4%
[c,d]	Belron U.K. Finance plc, 5.75% due 10/15/2029	320,000	322,310
[c,d]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	225,000	233,431
			847,396
	Consumer Durables & Apparel — 0.4%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	265,000	278,592
	Textiles, Apparel & Luxury Goods — 0.2%
[c]	Champ Acquisition Corp., 8.375% due 12/1/2031	235,000	250,571
			529,163
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[c,d]	Arcos Dorados BV, 6.375% due 1/29/2032	360,000	373,597
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	46,606
			420,203
	Consumer Staples Distribution & Retail — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[c]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	300,000	310,779
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	295,089
			605,868
	Energy — 3.1%
	Energy Equipment & Services — 0.2%
[d]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	250,000	258,405
	Oil, Gas & Consumable Fuels — 2.9%
[c]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	400,000	401,836
[c]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	364,203
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	58,968
[d]	8.375% due 1/19/2036	125,000	120,644
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	214,967
[c,d]	Galaxy Pipeline Assets Bidco Ltd., 2.16% due 3/31/2034	294,860	261,284
[c,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	444,250
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	289,570
[c,d]	Parkland Corp., 5.875% due 7/15/2027	350,000	350,098
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	224,192
[c,d]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	309,151
[c]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	375,000	376,192
	Sunoco LP,
[c]	7.00% due 5/1/2029	300,000	312,438
[c]	7.25% due 5/1/2032	150,000	157,535
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	448,910
			4,592,643
	Equity Real Estate Investment Trusts (REITs) — 1.9%
	Diversified REITs — 1.9%
[c]	American Tower Trust #1, 3.652% due 3/15/2048	550,000	537,304
	Crown Castle, Inc.,
	4.90% due 9/1/2029	146,000	147,236
	5.80% due 3/1/2034	345,000	357,410
	Extra Space Storage LP, 3.90% due 4/1/2029	305,000	298,644

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	$ 220,000	$ 211,037
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	67,161
[c]	1.884% due 7/15/2050	610,000	600,036
[c]	2.328% due 7/15/2052	111,000	104,942
[c]	4.831% due 10/15/2029	440,000	440,460
			2,764,230
	Financial Services — 3.5%
	Capital Markets — 1.6%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	250,000	257,398
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	362,744
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	426,329
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	670,000	651,006
	Main Street Capital Corp., 6.50% due 6/4/2027	406,000	415,224
	Nasdaq, Inc., 5.55% due 2/15/2034	244,000	254,175
	Consumer Finance — 0.4%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	517,560
	Financial Services — 1.3%
[c]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	491,995
[b]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	368,551
[b,c,e]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.610%) due 6/20/2026	250,000	242,100
[b,d]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	257,372
[b,c,d]	Societe Generale SA, 5.471% (SOFR + 1.10%) due 2/19/2027	313,000	313,109
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	289,230
	Mortgage Real Estate Investment Trusts — 0.2%
[c]	Lineage OP LP, 5.25% due 7/15/2030	150,000	150,928
[c]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 1/15/2035	98,000	98,311
			5,096,032
	Food, Beverage & Tobacco — 1.7%
	Beverages — 0.8%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	537,361
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	340,634
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	125,000	125,185
	4.60% due 5/15/2030	210,000	211,025
	Food Products — 0.5%
	Flowers Foods, Inc., 5.75% due 3/15/2035	435,000	445,462
	Post Holdings, Inc.,
[c]	4.625% due 4/15/2030	150,000	144,281
[c]	5.50% due 12/15/2029	44,000	43,825
[c]	6.25% due 2/15/2032	50,000	51,434
	Tobacco — 0.4%
	BAT Capital Corp.,
	5.834% due 2/20/2031	120,000	126,251
	7.75% due 10/19/2032	160,000	184,768
[c,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	360,570
			2,570,796
	Health Care Equipment & Services — 1.4%
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.00% due 10/15/2030	328,000	293,111
[c]	Highmark, Inc., 1.45% due 5/10/2026	374,000	362,544
[c]	IQVIA, Inc., 5.00% due 5/15/2027	200,000	199,414
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	330,000	325,080
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	362,173
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	333,000	296,769
	4.625% due 10/15/2029	200,000	197,778
			2,036,869
	Insurance — 3.5%
	Insurance — 3.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aon North America, Inc., 5.45% due 3/1/2034	$ 350,000	$ 359,524
[c]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	409,000	415,503
	Brown & Brown, Inc., 4.70% due 6/23/2028	144,000	145,259
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	425,177
[c,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	300,000	298,446
	F&G Global Funding,
[c]	2.00% due 9/20/2028	173,000	158,909
[c]	5.875% due 1/16/2030	303,000	311,714
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	155,000	159,549
[c]	GA Global Funding Trust, 4.40% due 9/23/2027	302,000	301,577
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	318,848
[c,d]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	291,997
[c]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	276,000	283,529
[c]	Omnis Funding Trust, 6.722% due 5/15/2055	290,000	300,362
[c]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	286,000	293,004
[c]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	412,000	412,791
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	61,044
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	302,327
[c]	Western-Southern Global Funding, 4.90% due 5/1/2030	330,000	333,340
			5,172,900
	Materials — 1.5%
	Chemicals — 0.4%
[c,d]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	525,000	533,752
	Containers & Packaging — 0.9%
[c]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	300,000	304,461
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	404,000	415,518
	Berry Global, Inc.,
	1.57% due 1/15/2026	139,000	136,362
[c]	4.875% due 7/15/2026	250,000	249,990
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	171,621
	Metals & Mining — 0.2%
[c,d]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	330,000	337,441
			2,149,145
	Media & Entertainment — 0.4%
	Media — 0.4%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	293,703
[c]	Sirius XM Radio LLC, 5.50% due 7/1/2029	350,000	347,330
			641,033
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	445,000	368,865
	Micron Technology, Inc., 6.75% due 11/1/2029	261,000	282,157
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	298,482
			949,504
	Software & Services — 2.4%
	Information Technology Services — 0.9%
[c]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	448,000	433,516
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	257,628
[c]	Science Applications International Corp., 4.875% due 4/1/2028	691,000	680,193
	Internet Software & Services — 0.5%
[c,d]	Prosus NV, 3.832% due 2/8/2051	200,000	128,502
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	102,032
	VeriSign, Inc., 5.25% due 6/1/2032	450,000	458,437
	Software — 1.0%
[c]	Fair Isaac Corp., 5.25% due 5/15/2026	350,000	350,042
[c]	MSCI, Inc., 3.625% due 9/1/2030	317,000	297,441
[c,d]	Open Text Corp., 3.875% due 12/1/2029	300,000	282,666
	SS&C Technologies, Inc.,
[c]	5.50% due 9/30/2027	250,000	250,093
[c]	6.50% due 6/1/2032	250,000	259,547

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			3,500,097
	Technology Hardware & Equipment — 1.4%
	Electronic Equipment, Instruments & Components — 1.4%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	$ 310,000	$ 293,849
[d]	Flex Ltd., 4.875% due 5/12/2030	360,000	361,429
	Keysight Technologies, Inc., 5.35% due 7/30/2030	290,000	299,126
[c]	Sensata Technologies, Inc., 6.625% due 7/15/2032	200,000	205,654
	Vontier Corp., 2.40% due 4/1/2028	317,000	298,931
[c]	WESCO Distribution, Inc.,6.375% due 3/15/2029 - 3/15/2033	400,000	412,592
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	205,648
			2,077,229
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	122,761
[c,d]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	300,000	305,319
			428,080
	Transportation — 0.4%
	Ground Transportation — 0.2%
[b]	BNSF Funding Trust I, 6.613% (SOFR + 2.35%) due 12/15/2055	285,000	285,356
	Passenger Airlines — 0.2%
[c,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	250,000	250,593
			535,949
	Utilities — 5.8%
	Electric Utilities — 5.1%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	360,000	319,828
	American Electric Power Co., Inc., 2.30% due 3/1/2030	350,000	316,029
	Black Hills Corp., 6.15% due 5/15/2034	335,000	352,219
[c]	Boston Gas Co., 3.757% due 3/16/2032	400,000	368,860
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	200,000	176,430
[d]	5.00% due 9/29/2036	132,800	118,734
	DTE Energy Co., 5.85% due 6/1/2034	300,000	313,734
[c,d]	Electricite de France SA, 5.75% due 1/13/2035	375,000	383,107
[c,d]	Enel Finance International NV, 5.125% due 6/26/2029	322,000	328,041
[c]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	58,865
	FirstEnergy Transmission LLC,
	4.55% due 1/15/2030	400,000	400,216
	5.00% due 1/15/2035	250,000	247,368
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	274,788
[c]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	334,555
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	350,000	307,569
[c]	NorthWestern Corp., 5.073% due 3/21/2030	345,000	350,962
[b]	Pacific Gas & Electric Co., 5.339% (SOFRINDX + 0.95%) due 9/4/2025	250,000	249,898
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	400,000	403,360
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	348,000	301,194
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	193,344
	4.224% due 3/15/2032	205,000	192,792
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	375,000	372,994
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	252,612
	Tucson Electric Power Co., 5.20% due 9/15/2034	450,000	451,939
	Virginia Electric & Power Co., 5.05% due 8/15/2034	375,000	376,087
	Gas Utilities — 0.7%
[c,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	410,000	402,058
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	280,000	290,973
[c,d]	Snam SpA, Series 2025-2 Class A2, 5.75% due 5/28/2035	288,000	293,979
			8,432,535
	Total Corporate Bonds (Cost $45,421,404)		46,350,240
	Convertible Bonds — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	$ 480,000	$ 285,283
			285,283
	Total Convertible Bonds (Cost $295,799)		285,283
	Long-Term Municipal Bonds — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	103,649
	Total Long-Term Municipal Bonds (Cost $100,000)		103,649
	Other Government — 1.5%
[c]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	200,000	249,191
[c,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	258,375
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	9,080,000	151,478
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	8,000,000	134,754
[c]	10.75% due 6/1/2036	8,000,000	138,585
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	161,460
[c,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	159,172
[c]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	177,707
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	274,000	157,876
[c]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	2,500,000,000	198,112
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	350,652
	Total Other Government (Cost $2,028,100)		2,137,362
	U.S. Treasury Securities — 23.5%
	U.S. Treasury Bonds, 2.25%, 8/15/2046	915,000	599,325
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	642,053	508,751
	2.125%, 2/15/2054	2,874,162	2,631,543
	U.S. Treasury Inflation-Indexed Notes,
	1.125%, 1/15/2033	317,665	303,469
	1.75%, 1/15/2034	749,233	742,765
	U.S. Treasury Notes,
	1.125%, 8/15/2040	3,525,000	2,166,773
	1.375%, 11/15/2040	2,245,000	1,429,784
	1.75%, 8/15/2041	4,287,000	2,844,826
	1.875%, 11/15/2051	295,000	164,186
	2.375%, 2/15/2042	1,403,000	1,020,244
	3.875%, 8/15/2033	1,347,000	1,326,795
	4.00%, 2/15/2034	1,625,000	1,608,496
	4.25%, 5/15/2035 - 2/15/2054	966,000	886,918
	4.375%, 5/15/2034	5,800,000	5,891,531
	U.S. Treasury Strip Coupon,
	4.931%, 11/15/2040	6,375,000	3,016,721
	4.956%, 5/15/2044	11,930,000	4,620,381
	5.073%, 2/15/2043	4,125,000	1,713,615
	6.11%, 11/15/2036	1,000,000	598,113
	8.346%, 11/15/2041	4,775,000	2,130,683
	9.909%, 11/15/2048	875,000	271,516
	Total U.S. Treasury Securities (Cost $34,803,825)		34,476,435
	U.S. Government Agencies — 0.7%
[b,c,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	465,000	463,303
	Federal Home Loan Banks, 2.90%, 2/18/2037	625,000	510,412
	Total U.S. Government Agencies (Cost $971,863)		973,715
	Mortgage Backed — 30.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-G Class A, 4.875% due 6/25/2061	$ 452,797	$ 451,180
[b,c]	Series 2023-B Class A, 4.25% due 10/25/2062	507,524	497,996
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	495,674	471,373
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	103,454	95,855
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	171,631	170,073
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	264,492	263,749
[b,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	338,730	335,434
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	31,978	29,668
[b,c]	Series 2022-NQM3 Class A1, 5.108% due 7/25/2062	67,074	66,688
[b,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	309,896	303,774
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	363,524
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	91,389	86,208
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	178,678	179,393
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2024-R1 Class A1, 4.75% due 6/25/2064	408,311	404,945
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	73,678	60,084
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	277,313	245,601
[c]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	120,000	127,167
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	510,259
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	286,033	287,750
[b,c]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	248,397	250,403
[c]	CSMC Trust, CMBS, Series 2020-WEST Class A, 3.04% due 2/15/2035	340,000	284,132
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	45,019	36,345
[b,c]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	605,321	501,800
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	100,163	99,691
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	365,430
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.702% due 10/1/2053	290,137	278,481
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	101,278	90,818
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	544,058	533,011
	Series 5469 Class QA, 4.50% due 11/25/2054	401,535	393,761
[b]	Series 5502 Class FH, 5.705% (SOFR30A + 1.40%) due 2/25/2055	341,560	341,846
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	106,371
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	32,729
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	23,041
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	57,936
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2024-1 Class MT, 3.00% due 11/25/2063	477,934	388,110
	Series 2024-2 Class MT, 3.50% due 5/25/2064	596,986	510,991
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,129,369	977,499
	Pool SD8140, 2.00% due 4/1/2051	401,541	319,960
	Pool SD8206, 3.00% due 4/1/2052	1,381,893	1,197,491
	Pool SD8213, 3.00% due 5/1/2052	1,079,483	935,310
	Pool SD8225, 3.00% due 7/1/2052	182,935	158,482
	Pool SD8244, 4.00% due 9/1/2052	1,101,843	1,027,165
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	459,096	318,209
[b]	Pool BM7277, 1.969% (2.07% - SOFR30A) due 8/1/2051	105,738	95,211
[b]	Pool BM7341, 2.435% (RFUCCT1Y + 1.61%) due 12/1/2050	501,666	463,921
	Pool BS1289, 2.17% due 3/1/2051	470,070	317,626
	Pool BS6056 3.85% due 8/1/2032	385,000	367,705
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	321,596	327,944
	Series 2024-70 Class MP, 4.50% due 10/25/2054	552,938	544,331
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	607,027	504,468

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool CB0199, 3.00% due 4/1/2051	$ 390,673	$ 338,138
	Pool CB1134, 2.50% due 7/1/2051	1,965,195	1,630,981
	Pool CB2301, 3.00% due 12/1/2051	457,810	396,247
	Pool CB2399, 2.50% due 12/1/2051	534,831	445,538
	Pool CB2404, 2.50% due 12/1/2051	290,469	241,162
	Pool CB2665, 3.00% due 1/1/2052	258,781	223,982
	Pool FM8761, 2.50% due 9/1/2051	746,286	619,609
	Pool FS0957, 3.00% due 3/1/2052	482,075	417,802
	Pool FS2676, 3.00% due 6/1/2052	323,307	279,831
	Pool FS4862, 2.50% due 10/1/2051	263,760	219,111
	Pool FS4919, 2.50% due 5/1/2053	362,775	301,483
	Pool FS7059, 3.00% due 7/1/2052	517,998	449,341
	Pool FS7065, 3.00% due 3/1/2053	2,765,497	2,396,143
	Pool FS7879, 2.50% due 7/1/2052	1,013,941	841,504
	Pool MA4399, 2.50% due 8/1/2051	323,426	269,734
	Pool MA4548, 2.50% due 2/1/2052	1,816,354	1,511,447
	Pool MA4578, 2.50% due 4/1/2052	1,979,167	1,643,481
	Pool MA4599, 3.00% due 5/1/2052	2,143,018	1,856,801
	Pool MA4730, 3.00% due 9/1/2052	445,458	385,860
	Pool MA5442, 4.50% due 8/1/2054	1,155,761	1,105,646
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	68,916	65,469
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	231,971	233,433
[b,c]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	403,555	371,688
[b,c]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	287,461	290,508
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	63,762	59,312
	Government National Mtg Assoc., UMBS Collateral, Pool MA7368, 3.00% due 5/20/2051	589,848	522,313
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	170,306	165,812
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	426,678	414,628
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	311,278	322,842
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	355,120	356,758
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	157,161	156,230
[b,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	300,000	300,665
[b,c]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	325,000	326,550
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	250,000	230,208
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	89,852	91,383
[b,c]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	511,276	512,468
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	345,825	268,591
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	71,446	60,820
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	410,000	412,028
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	330,979
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	64,167	55,767
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	390,037	379,347
[b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	382,757	383,784
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	424,512	406,478
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	574,708	540,128
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	296,746	311,581
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	147,315	148,432
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	100,875	91,667
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	338,550	320,830
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	53,654	46,525
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	328,483
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	88,586	88,121
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	343,383	345,480
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	254,504
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	221,651	221,699
[b,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	276,373	275,340
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	160,008	154,225

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	$ 242,892	$ 245,948
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	277,885	278,277
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	26,487	23,249
[b,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	298,386	300,399
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	325,000	332,128
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	171,000	169,881
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.90% (TSFR1M + 2.59%) due 4/15/2042	293,965	293,230
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	96,923	94,232
[b,c]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	300,000	301,829
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	91,138
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	341,160	331,482
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	71,415	58,104
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	73,076	73,081
[b,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	162,712	162,673
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	195,000	195,616
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	36,878	30,351
	Total Mortgage Backed (Cost $44,980,821)		45,201,474
	Short-Term Investments — 0.9%
[f]	Thornburg Capital Management Fund	137,504	1,375,035
	Total Short-Term Investments (Cost $1,375,035)		1,375,035
	Total Investments — 99.5% (Cost $144,737,788)		$145,792,594
	Other Assets Less Liabilities — 0.5%		666,047
	Net Assets — 100.0%		$146,458,641

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	286,400	9/25/2025	338,972	$ —	$ (26,257)
Euro	SSB	Sell	144,000	10/14/2025	170,636	—	(9,969)

Total						—	$(36,226)

Net unrealized appreciation (depreciation)							$(36,226)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $61,500,683, representing 41.99% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$6,292,172	$37,284,450	$(42,201,587)	$-	$-	$1,375,035	$65,543